Prepaid Expenses and Other Current Assets, Net (Details) ¥ in Millions, $ in Millions	Aug. 12, 2025 CNY (¥)	Aug. 12, 2025 USD ($)	May 15, 2025 CNY (¥)	May 15, 2025 USD ($)	Apr. 21, 2025 CNY (¥)	Apr. 21, 2025 USD ($)
Prepaid Expenses and Other Current Assets, Net [Abstract]
Cash collateral	¥ 7.2	$ 1.0	¥ 7.2	$ 1.0	¥ 14.6	$ 2.1